Cover	Aug. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2023
Entity File Number	001-38037
Entity Registrant Name	SAFE & GREEN HOLDINGS CORP.
Entity Central Index Key	0001023994
Entity Tax Identification Number	95-4463937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	990 Biscayne Blvd
Entity Address, Address Line Two	#501
Entity Address, Address Line Three	Office 12
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	646
Local Phone Number	240-4235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	SGBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false